Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 8,305,927	$ 5,427,739
Other receivables	69,506	104,320
Short-term investment (Note 3)		86,112
Prepaid expenses	210,609	40,403
Related parties (Note 4b)	105,022	136,002
Total current assets	8,691,064	5,794,576
Non-current assets
Property and equipment	624	1,727
Intangible assets	113,848	119,310
Restricted cash	40,182	37,675
Total non-current assets	154,654	158,712
Total assets	8,845,718	5,953,288
Current liabilities
Accounts payable and accrued liabilities	421,156	617,004
Due to related parties (Note 4a)	47,009	42,433
Derivative warrant liabilities (Note 5)	3,731,799	4,310,379
Total current liabilities	4,199,964	4,969,816
Total liabilities	4,199,964	4,969,816
Shareholders’ equity
Share capital and share premium (Note 6)	22,757,547	17,131,223
Warrants (Note 7)	459,341	459,341
Share-based payment reserve (Notes 8,9)	2,494,196	2,182,221
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(21,044,080)	(18,768,063)
Total shareholders’ equity	4,645,754	983,472
Total liabilities and shareholders’ equity	$ 8,845,718	$ 5,953,288